Share Based Payment (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 30	$ 18
Number of common shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	33,274	2,599
Number of common shares | Non-executive directors payment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	33,274	2,599
Share Premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 30	$ 18
Share Premium | Non-executive directors payment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 30	$ 18